Investment Objectives and Goals - Deepwater Beachfront Small Cap ETF	Dec. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Deepwater Beachfront Small Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Deepwater Beachfront Small Cap ETF (the “Fund”) seeks long-term growth of capital.